RISKS AND UNCERTAINTIES (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash and cash equivalents		$ 462,103	$ 316,610
Brokers
Concentration Risk [Line Items]
Cash and cash equivalents		19,700	199,600
Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents		$ 64,700	$ 24,900
Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Four Protocols
Concentration Risk [Line Items]
Concentration risk percentage	77.00%
Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Two Protocols
Concentration Risk [Line Items]
Concentration risk percentage		92.00%
Revenue Benchmark | Customer Concentration Risk | Two Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage		40.00%
Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage			54.00%	67.00%
Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage		27.00%	65.00%
Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage		8.50%	12.00%
Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage		22.00%